Expense Example - AMG GW&K Emerging Markets Equity Fund	Mar. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,791
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,421
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,341